EMPLOYEE BENEFIT PLANS - U.S. and International Pension Plans With Accumulated and Projected Benefit Obligations in Excess of Plan Assets (FY) (Details) - Defined Benefit Pension Plans - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (44,213)	$ (45,512)
Accumulated benefit obligation	(43,340)	(44,530)
Fair value of plan assets	37,432	35,802
Projected benefit obligation	(44,213)	(45,512)
Fair value of plan assets	37,432	35,802
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(282,077)	(255,682)
Accumulated benefit obligation	(274,557)	(249,729)
Fair value of plan assets	200,218	170,367
Projected benefit obligation	(283,106)	(256,530)
Fair value of plan assets	$ 201,115	$ 171,133